long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CAD ($) item	Jun. 30, 2025 USD ($) item	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CAD ($)
TELUS Corporation credit facilities
Long-term debt	$ 32,194.0		$ 28,854.0		$ 28,151.0
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Number of financial ratio tests | item	2	2
Letters of credit outstanding	$ 67.0		62.0
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2
TELUS Corporation unsecured revolving credit facility
TELUS Corporation credit facilities
Net available	$ 1,759.0		1,346.0
Long-term debt	991.0		1,404.0
Gross available revolving credit facility	2,750.0		$ 2,750.0
TELUS Corporation unsecured non-revolving credit facilities
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility	600.0
TELUS Corporation unsecured non-revolving credit facility, maturing July 9, 2024
TELUS Corporation credit facilities
Long-term debt	574.0	$ 415
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Effective average interest rate			4.90%	4.90%
Long-term debt	1,000.0	700	$ 1,400.0	$ 1,000
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility	$ 2,000.0	$ 1,500